Statement of Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Millions		12 Months Ended
	Jun. 22, 2015	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Issuance of common stock, costs	$ 9.8	$ 9.8